INCOME TAXES - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized Tax Benefits
Balance at beginning of period	$ 37,174	$ 39,908
Increases for tax position taken in the current year	4,327	7,838
Increases for tax positions taken in previous years	2,165	2,199
Decreases for tax position taken in previous years	(499)	(6,148)
Decreases due to settlements with tax authorities	(225)	(717)
Decreases due to lapse of statute of limitations	(8,511)	(5,906)
Balance at end of period	$ 34,431	$ 37,174